Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Federal
Current			$ 26,934			$ 26,728
Deferred			48			384
State and Local
Current
Deferred
Change in valuation allowance
Income tax provision		$ (22,871)	$ 26,982		$ 51,031	$ 27,112